Principal accounting policies - Basis of presentation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2022	Nov. 13, 2022
Sale Of Stock [Line Items]
Net loss from continued operations, net of income taxes	$ 24,006	$ 13,683	$ 43,692
Accumulated deficit	(489,400)	(460,802)
Net cash used in operating activities from continuing operations	(12,493)	(11,361)	$ (11,327)
Bank borrowings	$ 1,933	1,965
1-year revolving loan denominated in RMB
Sale Of Stock [Line Items]
Bank borrowings		$ 1,254
Class A ordinary shares
Sale Of Stock [Line Items]
Entity listing depository receipt ratio				5	0.50